united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450,	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.
108 Lakeland Ave., Dover, Delaware 19901
(Name and address of agent for service)

With Copies to:
Terry Davis
DLA Piper LLP
One Atlantic Center
1201 West Peachtree Street, Suite 2900
Atlanta, GA 30309

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	1/31/2025

Date of reporting period:	7/31/2024

Item 1. Reports to Stockholders.

(a)

Belmont Theta Income Fund

Institutional Class (BTIFX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Belmont Theta Income Fund (the "Fund") for the period of February 1, 2024 to July 31, 2024.  You can find additional information about the Fund at https://www.belmontcapfunds.com/. You can also request this information by contacting us at (800) 789-1087.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	1.99%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Belmont Theta Income Fund - Institutional Class	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
Apr-2018	$10,000	$10,000	$10,000
Jul-2018	$10,195	$10,687	$10,048
Jul-2019	$10,065	$11,541	$10,283
Jul-2020	$9,522	$12,921	$10,433
Jul-2021	$9,738	$17,630	$10,442
Jul-2022	$9,417	$16,812	$10,464
Jul-2023	$10,395	$19,000	$10,881
Jul-2024	$11,606	$23,208	$11,478

Fund Statistics

Net Assets	$18,784,460
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$49,939
Portfolio Turnover	0%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 30, 2018)
Belmont Theta Income Fund - Institutional Class	11.64%	2.89%	2.41%
S&P 500® Index	22.15%	15.00%	14.42%
ICE BofA 3-Month U.S. Treasury Bill Index	5.48%	2.22%	2.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Government Agencies
58.2%
Purchased Options
0.4%
Other Assets in Excess of Liabilities
43.4%

Value	Value
Other Assets in Excess of Liabilities	43.4%
Purchased Options	0.4%
U.S. Government Agencies	58.2%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Belmont Theta Income Fund - Institutional Class (BTIFX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.belmontcapfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-BTIFX

Channing Intrinsic Value Small-Cap Fund

Institutional Class (OWLLX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Channing Intrinsic Value Small-Cap Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/channing/?file=Channing-AR.pdf. You can also request this information by contacting us at (833) 565-1919.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

How did the Fund perform during the reporting period?

Despite the tough first half of 2024 for small and mid-cap stocks relative to their larger peers, our intrinsic value discipline has maintained its lead versus the benchmark. Among the broader small-cap indices, investors continued to favor growth over value, quality, and higher market capitalization. Our strategy has maintained its core principles, defined by our investment approach: owning undervalued, and high-quality businesses with long-term stability and strong management teams.

For the period from 2/1/2024 through 7/31/2024, the Channing Intrinsic Value Small-Cap Fund (the “Fund”) has trailed the Russell 3000® Total Return Index. The top three performing sectors, relative to performance, were Materials, Real Estate, and Utilities. The three lowest contributing sectors, relative to performance, were Financials, Industrials, and Information Technology.

Returns trended downward as market patterns signaled anxiety about the path of the U.S. economy. These concerns manifested themselves in the year-to-date results as investors continued to favor larger and more growth-oriented companies amid economic data, corporate results, and signs of slowing economic growth. These signals are a consequence of the lagging effects of monetary policy.

Despite this challenging market environment, as fundamentals and sentiment continue to improve, we view our portfolio companies to be well-positioned for long-term growth and have the wherewithal to sustain themselves as the economy normalizes and moves into the next phase of the economic cycle. We believe individual stock selection will remain an essential and differentiating attribute to our performance. Our portfolio companies continue to possess strong business and attractive cash flow characteristics. Valuation and fundamentals matter, especially during pivotal market periods such as these, where positioning is key. We continue to believe our high-quality value discipline remains the best place to achieve long-term risk-adjusted returns.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Channing Intrinsic Value Small-Cap Fund - I
Russell 3000® Total Return Index
Russell 2000® Value Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$12,850
$11,293
$11,041
Jun-2021
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Channing Intrinsic Value Small-Cap Fund - I	Russell 3000® Total Return Index	Russell 2000® Value Index
Jun-2021	$10,000	$10,000	$10,000
Jul-2021	$9,900	$10,169	$9,642
Jul-2022	$8,985	$9,422	$9,183
Jul-2023	$9,868	$10,613	$9,545
Jul-2024	$11,293	$12,850	$11,041

Average Annual Total Returns

	1 Year	Since Inception (June 30, 2021)
Channing Intrinsic Value Small-Cap Fund - I	14.44%	4.02%
Russell 3000® Total Return Index	21.07%	8.47%
Russell 2000® Value Index	15.68%	3.26%

The primary index was changed from Russell 2000 Value Index to Russell 3000 Total Return Index because the latter is a broader-based market index. The Russell 2000 Value Index is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$10,278,031
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$0
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
24.2%
Industrials
21.5%
Consumer Discretionary
9.7%
Information Technology
9.0%
Materials
7.6%
Health Care
6.7%
Real Estate
5.5%
Communication Services
5.0%
Utilities
4.8%
Energy
3.9%
Money Market Funds
1.3%
Technology
0.6%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Technology	0.6%
Money Market Funds	1.3%
Energy	3.9%
Utilities	4.8%
Communication Services	5.0%
Real Estate	5.5%
Health Care	6.7%
Materials	7.6%
Information Technology	9.0%
Consumer Discretionary	9.7%
Industrials	21.5%
Financials	24.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SouthState Corp.	3.1%
Corporate Office Properties Trust	3.0%
Pinnacle Financial Partners, Inc.	2.9%
Brink's Co. (The)	2.8%
Advanced Energy Industries, Inc.	2.6%
Avient Corp.	2.6%
Allegheny Technologies, Inc.	2.6%
Herc Holdings, Inc.	2.5%
Littelfuse, Inc.	2.5%
Nexstar Media Group, Inc.	2.5%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Channing Intrinsic Value Small-Cap Fund - Institutional (OWLLX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/channing/?file=Channing-AR.pdf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-OWLLX

MDP Low Volatility Fund

Class I (MDPLX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about MDP Low Volatility Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at (www.mdplx.com). You can also request this information by contacting us at (833) 914-3344. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MDP Low Volatility Fund - I	$74	1.48%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

MDP Low Volatility Fund - I - NAV
S&P 500® Index
$12,500
$11,500
$10,500
$9,500
$8,500
$7,500
$12,189
$11,591
03/31/22
06/30/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
07/31/24

	MDP Low Volatility Fund - I - NAV	S&P 500® Index
03/31/22	$10,000	$10,000
06/30/22	$9,180	$8,355
09/30/22	$8,920	$7,915
12/31/22	$9,319	$8,475
03/31/23	$9,749	$9,071
06/30/23	$10,221	$9,823
09/30/23	$10,026	$9,465
12/31/23	$10,611	$10,528
03/31/24	$11,237	$11,598
06/30/24	$11,497	$12,053
07/31/24	$11,591	$12,189

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
MDP Low Volatility Fund - I	10.96%	6.53%
S&P 500® Index	20.34%	8.85%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$1,015,574
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$0
Portfolio Turnover	1%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.5%
Money Market Funds	0.9%
Purchased Options	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Exchange-Traded Funds
90.8%
Purchased Options
1.9%
Money Market Funds
0.8%
Other Assets in Excess of Liabilities
6.5%

Value	Value
Other Assets in Excess of Liabilities	6.5%
Money Market Funds	0.8%
Purchased Options	1.9%
Exchange-Traded Funds	90.8%

Material Fund Changes

This report describes changes to the Fund that occurred during the reporting period. The Board determined on August 23, 2024 that closing and liquidating the Fund was in the best interest of the Fund’s shareholders. The Fund is no longer accepting purchase orders for its shares, and it will close effective as of September 24, 2024.

MDP Low Volatility Fund - I (MDPLX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.mdplx.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-MDPLX

Regan Floating Rate MBS ETF

(MBSF) NYSE Arca, Inc.

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Regan Floating Rate MBS ETF for the period of February 27, 2024 to July 31, 2024. You can find additional information about the Fund at https://www.regancapital.com/etf-mbsf/. You can also request this information by contacting us at (844) 988-6273.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regan Floating Rate MBS ETF	$21	0.49%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Regan Floating Rate MBS ETF - NAV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
02/27/24	$10,000	$10,000	$10,000
02/29/24	$10,032	$10,041	$10,056
03/31/24	$10,095	$10,134	$10,162
04/30/24	$10,147	$9,878	$9,855
05/31/24	$10,199	$10,045	$10,052
06/30/24	$10,288	$10,140	$10,169
07/31/24	$10,362	$10,377	$10,437

Fund Statistics

  Net Assets$75,601,409
  Number of Portfolio Holdings97
  Advisory Fee $97,615
  Portfolio Turnover18%

Average Annual Total Returns

Since Inception (February 27, 2024)
Regan Floating Rate MBS ETF - NAV	3.62%
Regan Floating Rate MBS ETF - Market Price	4.02%
Bloomberg U.S. Aggregate Bond Index	3.77%
Bloomberg U.S. Mortgage Backed Securities Index	4.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.1%
U.S. Treasury Obligations	9.2%
Collateralized Mortgage Obligations	85.7%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Regan Floating Rate MBS ETF (MBSF)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.regancapital.com/etf-mbsf/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-MBSF

Summitry Equity Fund

 (GGEFX)

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Summitry Equity Fund (the "Fund") for the period of February 1, 2024 to July 31, 2024.  You can find additional information about the Fund at https://summitryfunds.com/reports/. You can also request this information by contacting us at (866) 954-6682.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summitry Equity Fund	$62	1.25%

How did the Fund perform during the reporting period?

We’d describe the first six months of 2024 as a period of relative stability in the markets, but also one that continues to demonstrate a significant imbalance in terms of the performance of stocks across the various sectors of the U.S. and global economies. While the S&P 500 Index is composed of 500 individual stocks, the driving force behind its growth has been the performance of a relative few, large, and mostly technology-oriented companies. Stocks more broadly have fared less well. The average stock in the S&P 500, as measured by the S&P 500 Equal-Weighted Index, was down by -2.6% in the second quarter, and up by “only” +5.1% for the year-to-date, trailing the capitalization-weighted index by over ten percentage points. During the period, the Fund underperformed on a relative basis primarily due to security selection. From a sector perspective, relative to the benchmark, the portfolio maintained an overweight position in Financials, Communication and Consumer Discretionary. Our best performing stocks came from multiple sectors but were largely driven by AI, cloud and digital platform businesses. Meta Platforms gained 75.8%, Taiwan Semiconductor gained 74.6% and Netflix increased 53.2% Taiwan Semiconductor ended the period as our largest holding followed by Alphabet, Meta Platforms and Amazon. Our worst performing sector was Consumer Staples with Dollar General, the sole stock held in the sector declining 25.4% which was also our worst performing individual stock. Consumer Discretionary stocks were also amongst some of weakest performers with Starbucks down 19.5% and Ulta Beauty down 18.4%. These holdings suffered over concerns around the strength of consumer spending and a softening economic outlook. In addition to the stock and security selection, the advisor’s decision to waive fees and reimburse expenses due to the expense limitation cap impacted performance. Had the advisor not waived and reimbursed these expenses, the performance of the Fund would have been lower. We remain focused on our long-term discipline of investing in businesses that trade at attractive valuations and are confident that our style of investing is particularly well-suited for the period ahead.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Summitry Equity Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,403
$26,655
Jul-2014
Jul-2015
Jul-2016
Jul-2017
Jul-2018
Jul-2019
Jul-2020
Jul-2021
Jul-2022
Jul-2023
Jul-2024

	Summitry Equity Fund	S&P 500® Index
Jul-2014	$10,000	$10,000
Jul-2015	$10,883	$11,121
Jul-2016	$11,024	$11,745
Jul-2017	$13,027	$13,629
Jul-2018	$14,133	$15,843
Jul-2019	$14,807	$17,108
Jul-2020	$14,876	$19,153
Jul-2021	$21,826	$26,134
Jul-2022	$19,015	$24,921
Jul-2023	$22,227	$28,165
Jul-2024	$26,655	$34,403

Average Annual Total Returns

	1 Year	5 Years	10 Years
Summitry Equity Fund	19.92%	12.48%	10.30%
S&P 500® Index	22.15%	15.00%	13.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$72,383,905
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$324,453
Portfolio Turnover	8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
34.0%
Consumer Discretionary
22.7%
Communications
18.0%
Financials
12.4%
Industrials
7.1%
Health Care
4.1%
Money Market Funds
1.7%

Value	Value
Money Market Funds	1.7%
Health Care	4.1%
Industrials	7.1%
Financials	12.4%
Communications	18.0%
Consumer Discretionary	22.7%
Technology	34.0%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Summitry Equity Fund (GGEFX)

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://summitryfunds.com/reports/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-GGEFX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Belmont Theta Income Fund

Financial Statements

July 31, 2024

Fund Adviser:

Belmont Capital, LLC d/b/a Belmont Capital GroupTM

1875 Century Park East, Suite 1780

Los Angeles, CA 90067

Belmont Theta Income Fund
Schedule of Investments
July 31, 2024 (Unaudited)

	Principal
U.S. GOVERNMENT & AGENCIES(a)(b)(c) — 58.15%	Amount	Fair Value
United States Treasury Bill, 5.07%, 8/8/2024	$2,700,000	$2,697,247
United States Treasury Bill, 4.95%, 10/31/2024	2,950,000	2,911,746
United States Treasury Bill, 4.93%, 3/20/2025	2,700,000	2,618,731
United States Treasury Bill, 4.94%, 5/15/2025	2,800,000	2,696,135
Total U.S. Government & Agencies (Cost $10,925,455)		10,923,859

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
OPTIONS PURCHASED - 0.42%
CALL OPTIONS PURCHASED - 0.13%
Cboe Volatility Index	390	$571,350	$36.00	August 2024	$6,630
Cboe Volatility Index	456	668,040	36.00	September 2024	17,328
Total Call Options Purchased (Cost $27,485)					23,958
PUT OPTIONS PURCHASED - 0.29%
S&P 500® Index	34	19,068,050	4,830.00	August 2024	6,035

S&P 500® Index	33	18,507,225	4,970.00	September 2024	48,015
Total Put Options Purchased (Cost $64,895)					54,050
Total Options Purchased (Cost $92,380)					78,008
Total Investments — 58.57% (Cost $11,017,835)					11,001,867
Other Assets in Excess of Liabilities — 41.43%					7,782,593
NET ASSETS — 100.00%					$18,784,460

(a)	The rate shown represents effective yield at time of purchase.

(b)	Security, or a portion thereof, have been pledged as collateral on written options. The total collateral pledged is $10,924,322.

(c)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

1

Belmont Theta Income Fund
Schedule of Open Written Option Contracts
July 31, 2024 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN OPTIONS - (2.05)%
WRITTEN PUT OPTIONS - (2.05)%
S&P 500® Index	(34)	$(19,068,050)	$5,350.00	August 2024	$(59,160)
S&P 500® Index	(33)	(18,507,225)	5,535.00	September 2024	(324,885)
Total Written Put Options (Premiums Received $347,963)					(384,045)
Total Written Options (Premiums Received $347,963)					$(384,045)

See accompanying notes which are an integral part of these financial statements.

2

Belmont Theta Income Fund
Statement of Assets and Liabilities
July 31, 2024 (Unaudited)

Assets
Investments in securities at fair value (cost $11,017,835) (Note 3)	$11,001,867
Cash	5,865,915
Cash held at broker for options contracts	2,293,334
Interest receivable	34,165
Prepaid expenses	12,722
Total Assets	19,208,003
Liabilities
Written options, at fair value (premiums received $347,963)	384,045
Payable to Adviser (Note 4)	11,245
Payable to affiliates (Note 4)	10,691
Payable to trustees	537
Other accrued expenses	17,025
Total Liabilities	423,543
Net Assets	$18,784,460
Net Assets consist of:
Paid-in capital	$16,881,927
Accumulated earnings	1,902,533
Net Assets	$18,784,460
Shares outstanding (unlimited number of shares authorized, no par value)	822,182
Net asset value, offering and redemption price per share (Note 2)	$22.85

See accompanying notes which are an integral part of these financial statements.

3

Belmont Theta Income Fund
Statement of Operations
For the period ended July 31, 2024 (Unaudited)

Investment Income
Interest income	$410,961
Total investment income	410,961
Expenses
Investment Adviser fees (Note 4)	140,260
Administration fees (Note 4)	21,228
Fund accounting fees (Note 4)	17,094
Compliance service fees (Note 4)	11,086
Legal fees	10,831
Audit and tax preparation fees	9,765
Registration expenses	7,083
Transfer agent fees (Note 4)	6,545
Printing and postage expenses	4,391
Trustee fees	4,042
Custodian fees	1,492
Miscellaneous expense	16,024
Total expenses	249,841
Fees contractually waived by Adviser (Note 4)	(90,321)
Net operating expenses	159,520
Net investment income	251,441
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Purchased options	(238,203)
Written options	876,684
Change in unrealized appreciation (depreciation) on:
Investment securities	1,164
Purchased options	23,356
Written options	(190,139)
Net realized and change in unrealized gain on investments	472,862
Net increase in net assets resulting from operations	$724,303

See accompanying notes which are an integral part of these financial statements.

4

Belmont Theta Income Fund
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended January
	July 31, 2024	31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$251,441	$268,649
Net realized gain on investment securities transactions, purchased options and written options	638,481	875,801
Net change in unrealized appreciation (depreciation) of investment securities, purchased options and written options	(165,619)	222,484
Net increase in net assets resulting from operations	724,303	1,366,934
Distributions to shareholders from Earnings (Note 2)	—	(143,564)
Total distributions	—	(143,564)
Capital Transactions - Institutional Class Class:
Proceeds from shares sold	7,135,202	930,482
Reinvestment of distributions	—	143,564
Amount paid for shares redeemed	(937,605)	(1,324,236)
Net increase (decrease) in net assets resulting from capital transactions	6,197,597	(250,190)
Total Increase in Net Assets	6,921,900	973,180
Net Assets
Beginning of period	11,862,560	10,889,380
End of period	$18,784,460	$11,862,560
Share Transactions - Institutional Class Class:
Shares sold	319,733	45,255
Shares issued in reinvestment of distributions	—	6,690
Shares redeemed	(42,048)	(63,762)
Net increase (decrease) in shares	277,685	(11,817)

See accompanying notes which are an integral part of these financial statements.

5

Belmont Theta Income Fund - Institutional Class
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the Years Ended January 31,
	Months
	Ended
	July31,2024
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data:
Net asset value, beginning of period	$21.79		$19.57	$19.42	$19.09	$20.03	$19.76
Investment operations:
Net investment income (loss)	0.19		0.49	(0.26)	(0.39)	(0.22)	0.01
Net realized and unrealized gain (loss)	0.87		1.99	0.41	0.72	(0.72)	0.32
Total from investment operations	1.06		2.48	0.15	0.33	(0.94)	0.33
Less distributions to shareholders from:
Net investment income	—		(0.14)	—	—	—	(0.01)
Net realized gains	—		(0.12)	—	—	—	(0.05)
Total distributions	—		(0.26)	—	—	—	(0.06)
Net asset value, end of period	$22.85		$21.79	$19.57	$19.42	$19.09	$20.03
Total Return(a)	4.86	% (b)	12.72%	0.77%	1.73%	(4.69)%	1.71%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$18,784		$11,863	$10,889	$12,923	$12,825	$16,014
Ratio of net expenses to average net assets(c)	1.99	% (d)	1.99%	2.13%	2.02%	2.10%	2.14%
Ratio of expenses to average net assets before waiver and reimbursement	3.12	% (d)	3.69%	3.59%	3.19%	3.20%	3.02%
Ratio of net investment income (loss) to average net assets	3.14	% (d)	2.35%	(1.21)%	(1.97)%	(1.08)%	0.06%
Portfolio turnover rate	—	% (b)	—%	—%	—%	—%	—%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	This ratio includes the impact of broker interest fees. If this cost had been excluded, the ratio of expenses to average net assets would have been 1.99% for the periods ended July 31, 2024, January 31, 2024, January 31, 2023, January 31, 2022, January 31, 2021, and January 31, 2020, respectively.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Belmont Theta Income Fund

Notes to the Financial Statements

July 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Belmont Theta Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on April 30, 2018. The Fund’s investment adviser is Belmont Capital, LLC d/b/a Belmont Capital GroupTM (the “Adviser”). The investment objective of the Fund is to seek long-term growth of capital and income generation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information by. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended,

7

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2024 (Unaudited)

by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization

8

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2024 (Unaudited)

for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Options – The Fund utilizes a strategy of writing collateralized put spread options on U.S. indices, including the S&P 500® Index (SPX). The Fund attempts to generate returns through the receipt of options premiums from selling put spreads, as well as through investments in fixed income instruments and the purchase of call options on U.S. indices, including the Cboe Volatility Index (VIX), which collectively, are intended to reduce volatility relative to what it would be if the Fund held the underlying equity index on which the put spread options are written. The Fund’s investment in fixed income instruments typically consist of cash, investment grade money market instruments and short term U.S. Treasury obligations.

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2024 and the effect of derivative instruments on the Statement of Operations for the six months ended July 31, 2024.

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$78,008
Written Options		Written options, at fair value	(384,045)

9

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2024 (Unaudited)

For the six months ended July 31, 2024:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$(238,203)	$23,356
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	876,684	(190,139)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended July 31, 2024:

Average Ending Monthly
Derivatives	Fair Value(a)
Purchased Options	$39,313
Written Options	(198,424)

(a)	Average based on the 6 months during the period that had activity.

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2024:

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Written Options	$384,045	$—	$384,045	$(384,045)	$—	$—

10

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2024 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

11

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2024 (Unaudited)

Debt securities are valued by the Adviser as “Valuation Designee” under the oversight of the Board, by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most

12

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2024 (Unaudited)

recent ask price. On the last business day of each month, the Cboe Options Exchange (“Cboe”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500® Index (SPX) option series. For month end valuations of SPX, the Cboe adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$10,923,859	$—	$10,923,859
Call Options Purchased	23,958	—	—	23,958
Put Options Purchased	54,050	—	—	54,050
Total	$78,008	$10,923,859	$—	$11,001,867

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Put Options	$(384,045)	$—	$—	$(384,045)
Total	$(384,045)	$—	$—	$(384,045)

13

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2024 (Unaudited)

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. For the six months ended July 31, 2024, the Adviser earned a fee of $140,260 from the Fund before the waivers described below.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2025, so that total annual fund operating expenses do not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses.

14

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2024 (Unaudited)

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended July 31, 2024, the Adviser waived fees or reimbursed expenses totaling $90,321. As of July 31, 2024, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2025	$115,500
January 31, 2026	170,269
January 31, 2027	194,325
July 31, 2027	90,321

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2024.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2024, there were no purchases or sales of investment securities, other than short-term investments and short-term U.S. government obligations.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$6,198
Gross unrealized depreciation	(174,577)
Net unrealized depreciation on investments	$(168,379)
Tax cost of investments	$10,786,201

15

Belmont Theta Income Fund

Notes to the Financial Statements (continued)

July 31, 2024 (Unaudited)

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the mark to market adjustments on options contracts.

The tax character of distributions paid for the fiscal year ended January 31, 2024, was as follows:

Distributions paid from:
Ordinary income(a)	$102,870
Long-term capital gains	40,694
Total distributions paid	$143,564

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$586,676
Undistributed long-term capital gains	594,314
Unrealized depreciation on investments	(2,760)
Total accumulated earnings	$1,178,230

As of January 31, 2024, the Fund had no short-term and long-term capital loss carryforwards.

During the fiscal year ended January 31, 2024, the Fund utilized capital loss carryforwards of $16,035.

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 789-1087 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Martin A. Burns Susan J. Templeton	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and
    President
Zachary P. Richmond, Principal Financial Officer and
    Treasurer
Michael Wittke, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL DLA Piper LLP (US) One Atlantic Center 1201 West Peachtree Street, Suite 2900 Atlanta, GA 30309

INVESTMENT ADVISER Belmont Capital, LLC d/b/a Belmont Capital Group™ 1875 Century Park East, Suite 1780 Los Angeles, CA 90067	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Channing Intrinsic Value Small-Cap Fund

Institutional Class - OWLLX

Financial Statements

July 31, 2024

Fund Adviser:

Channing Capital Management, LLC

10 S. LaSalle Street, Suite 2401

Chicago, IL 60603

(312) 223-0211
www.channingcapital.com

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
July 31, 2024 - (Unaudited)

COMMON STOCKS — 98.52%	Shares	Fair Value
Communication Services — 5.03%
Madison Square Garden Entertainment Corp.(a)	6,504	$256,843
Nexstar Media Group, Inc.	1,405	259,630
		516,473
Consumer Discretionary — 9.66%
Asbury Automotive Group, Inc.(a)	848	228,299
Boyd Gaming Corp.	3,339	203,244
Brunswick Corp.	1,229	100,102
Installed Building Products, Inc.	610	164,914
OneSpaWorld Holdings Ltd.(a)	8,924	143,587
PVH Corp.	1,496	152,577
		992,723
Energy — 3.92%
Patterson-UTI Energy, Inc.	18,462	202,897
SM Energy Co.	4,328	199,954
		402,851
Financials — 24.23%
Affiliated Managers Group, Inc.	1,395	258,940
Artisan Partners Asset Management, Inc., Class A	4,413	194,878
Evercore, Inc., Class A	834	208,825
Old National Bancorp	12,644	253,133
Pinnacle Financial Partners, Inc.	3,077	296,377
Selective Insurance Group, Inc.	2,283	206,201
SouthState Corp.	3,187	315,417
Stifel Financial Corp.	2,901	257,232
Synovus Financial Corp.	5,419	253,338
Wintrust Financial Corp.	2,273	245,939
		2,490,280
Health Care — 6.69%
Enovis Corp.(a)	4,698	223,813
Integer Holdings Corp.(a)	1,987	235,976
Merit Medical Systems, Inc.(a)	2,674	228,065
		687,854
Industrials — 21.54%
Brink's Co. (The)	2,607	286,744
Gates Industrial Corp. PLC(a)	7,594	141,172
Herc Holdings, Inc.	1,674	260,876
Hexcel Corp.	3,158	209,091
Hillenbrand, Inc.	4,625	204,565
Littelfuse, Inc.	975	260,432
MSA Safety, Inc.	1,040	196,196
Parsons Corp.(a)	2,355	215,176
SPX Technologies, Inc.(a)	1,389	204,933
XPO, Inc.(a)	2,046	235,065
		2,214,250

See accompanying notes which are an integral part of these financial statements

1

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)

COMMON STOCKS — 98.52% - (continued)	Shares	Fair Value
Information Technology — 9.02%
Advanced Energy Industries, Inc.	2,304	$268,117
Belden, Inc.	2,652	245,814
Diodes, Inc.(a)	2,468	192,998
IPG Photonics Corp.(a)	2,734	219,813
		926,742
Materials — 7.61%
Allegheny Technologies, Inc.(a)	3,928	265,965
Avient Corp.	5,908	267,278
Louisiana-Pacific Corp.	2,532	248,541
		781,784
Real Estate — 5.45%
Corporate Office Properties Trust	10,550	305,633
STAG Industrial, Inc.	6,249	255,022
		560,655
Technology — 0.60%
Veeco Instruments, Inc.(a)	1,484	61,452

Utilities — 4.77%
Portland General Electric Co.	5,256	249,030
Southwest Gas Holdings, Inc.	3,258	241,613
		490,643

Total Common Stocks (Cost $8,255,884)		10,125,707

MONEY MARKET FUNDS - 1.33%
First American Treasury Obligations Fund, Class X, 5.20%(b)	136,727	136,727
Total Money Market Funds (Cost $136,727)		136,727
Total Investments — 99.85% (Cost $8,392,611)		10,262,434
Other Assets in Excess of Liabilities — 0.15%		15,597
NET ASSETS — 100.00%		$10,278,031

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

2

Channing Intrinsic Value Small-Cap Fund
Statement of Assets and Liabilities
July 31, 2024 - (Unaudited)

Assets
Investments in securities at fair value (cost $8,392,611) (Note 3)	$10,262,434
Receivable for investments sold	54,640
Dividends receivable	3,007
Receivable from Adviser (Note 4)	19,867
Prepaid expenses	8,142
Total Assets	10,348,090
Liabilities
Payable for investments purchased	39,742
Payable to affiliates (Note 4)	10,620
Payable to trustees	398
Other accrued expenses	19,299
Total Liabilities	70,059
Net Assets	$10,278,031
Net Assets consist of:
Paid-in capital	$9,296,072
Accumulated earnings	981,959
Net Assets	$10,278,031
Shares outstanding (unlimited number of shares authorized, no par value)	921,229
Net asset value, offering and redemption price per share (Note 2)	$11.16

See accompanying notes which are an integral part of these financial statements.

3

Channing Intrinsic Value Small-Cap Fund
Statement of Operations
For the six months ended July 31, 2024 - (Unaudited)

Investment Income
Dividend income	$68,879
Total investment income	68,879

Expenses
Investment Adviser fees (Note 4)	31,153
Administration and fund accounting fees (Note 4)	32,615
Legal fees	12,657
Compliance service fees (Note 4)	9,780
Audit and tax preparation fees	9,025
Transfer agent fees (Note 4)	8,017
Custodian fees	5,398
Printing and postage expenses	4,522
Registration expenses	4,316
Trustee fees	3,831
Miscellaneous expense	14,111
Total expenses	135,425
Fees contractually waived and expenses reimbursed by Adviser (Note 4)	(93,118)
Net operating expenses	42,307
Net investment income	26,572

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	246,075
Net change in unrealized appreciation on investment securities	919,513
Net realized and change in unrealized gain on investments	1,165,588
Net increase in net assets resulting from operations	$1,192,160

See accompanying notes which are an integral part of these financial statements.

4

Channing Intrinsic Value Small-Cap Fund
Statements of Changes in Net Assets

	For the Six Months
	Ended July 31,	For the Year Ended
	2024	January 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$26,572	$33,831
Net realized gain (loss) on investment securities transactions	246,075	(429,213)
Net change in unrealized appreciation of investment securities	919,513	747,582
Net increase in net assets resulting from operations	1,192,160	352,200

Distributions to shareholders from Earnings (Note 2)	—	(35,258)
Total distributions	—	(35,258)

Capital Transactions - Institutional Class:
Proceeds from shares sold	2,103,000	10,000
Reinvestment of distributions	—	32,068
Amount paid for shares redeemed	—	(700,000)
Net increase (decrease) in net assets resulting from capital transactions	2,103,000	(657,932)
Total Increase (Decrease) in Net Assets	3,295,160	(340,990)

Net Assets
Beginning of period	6,982,871	7,323,861
End of period	$10,278,031	$6,982,871

Share Transactions - Institutional Class:
Shares sold	198,439	1,185
Shares issued in reinvestment of distributions	—	3,249
Shares redeemed	—	(71,429)
Net increase (decrease) in shares	198,439	(66,995)

See accompanying notes which are an integral part of these financial statements.

5

Channing Intrinsic Value Small-Cap Fund - Institutional Class
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended		For the
	Months		January 31,		Period
	Ended July				Ended
	31, 2024				January 31,
	(Unaudited)		2024	2023	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.66		$9.27	$9.77	$10.00

Investment operations:
Net investment income	0.03		0.05	0.03	0.02
Net realized and unrealized gain (loss) on investments	1.47		0.39	(0.50)	(0.22)
Total from investment operations	1.50		0.44	(0.47)	(0.20)

Less distributions to shareholders from:
Net investment income	—		(0.05)	(0.03)	(0.03)
Total distributions	—		(0.05)	(0.03)	(0.03)

Net asset value, end of period	$11.16		$9.66	$9.27	$9.77

Total Return(b)	15.53	% (c)	4.72%	(4.72)%	(2.03	)% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$10,278		$6,983	$7,324	$1,868
Ratio of net expenses to average net assets	0.95	% (d)	0.95%	0.95%	0.95	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	3.04	% (d)	3.70%	3.90%	12.86	% (d)
Ratio of net investment income to average net assets	0.60	% (d)	0.49%	0.34%	0.27	% (d)
Portfolio turnover rate	24	% (c)	65%	72%	23	% (c)

(a)	For the period June 30, 2021 (commencement of operations) to January 31, 2022.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements
July 31, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

The Channing Intrinsic Value Small-Cap Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or "Trustees") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on June 30, 2021. The Fund’s investment adviser is Channing Capital Management, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the

7

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2024 - (Unaudited)

requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last tax year end and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date.

The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are

8

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2024 - (Unaudited)

reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

9

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2024 - (Unaudited)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

In accordance with the Trust's valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted

10

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2024 - (Unaudited)

if, in the Valuation Designee's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund's NAV calculation that may affect a security's value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,125,707	$—	$—	$10,125,707
Money Market Funds	136,727	—	—	136,727
Total	$10,262,434	$—	$—	$10,262,434

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the average daily net assets of the Fund. For the six months ended July 31, 2024, the Adviser earned a fee of $31,153 from the Fund before the waivers and reimbursements described below. At July 31, 2024, the Adviser owed the Fund $19,867.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2025, so that total annual fund operating expenses do not exceed 0.95%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with GAAP, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also

11

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2024 - (Unaudited)

excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. For the six months ended July 31, 2024, the Adviser waived fees or reimbursed expenses totaling $93,118. As of July 31, 2024, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2025	$89,143
January 31, 2026	173,901
January 31, 2027	188,169
July 31, 2027	93,118

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC ("NLCS"), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2024.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2024, purchases and sales of investment securities, other than short-term investments, were $4,236,653 and $2,100,296, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2024.

12

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2024 - (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$1,885,203
Gross unrealized depreciation	(100,445)
Net unrealized appreciation on investments	1,784,758
Tax cost of investments	$8,477,676

At July 31, 2024, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the years ended January 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$35,258
Total distributions paid	$35,258

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(1,075,445)
Unrealized appreciation on investments	865,244
Total accumulated deficit	$(210,201)

As of January 31, 2024, the Fund had short-term and long-term capital loss carryforwards of $581,620 and $489,868, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of January 31, 2024, the Fund had deferred Qualified Late Year Ordinary losses of $3,957.

NOTE 7. IDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13

Channing Intrinsic Value Small-Cap Fund
Notes to the Financial Statements (continued)
July 31, 2024 - (Unaudited)

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Investment Advisory Agreement Approval (Unaudited)

At a meeting held on March 20, 2024, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Channing Agreement”) between Valued Advisers Trust (the “Trust”) and Channing Capital Management, LLC (“Channing”) with respect to the Channing Intrinsic Value Small-Cap Fund (the “Channing Fund”). Channing provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities as summarized in a memorandum from his firm, including the factors to be considered, and the application of those factors to Channing and the Channing Agreement. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Channing and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the renewal process, including information presented at the March meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Channing Agreement, including: (i) reports regarding the services and support provided to the Channing Fund by Channing; (ii) quarterly assessments of the investment performance of the Channing Fund; (iii) commentary on the reasons for the performance; (iv) presentations by Channing addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Channing Fund and Channing; (vi) disclosure information contained in the Trust’s registration statement and Channing’s Form ADV; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Channing Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about Channing, including its financial information; a description of its personnel and the services it provides to the Channing Fund; information on Channing’s investment advice and performance; summaries of the Channing Fund’s expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the Channing Fund; and (c) the benefits to be realized by Channing from its relationship with the Channing Fund. The Board did not identify any particular information that was most relevant to its consideration of the Channing Agreement and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by Channing. In this regard, the Board considered Channing’s responsibilities under the Channing Agreement. The Trustees considered the services being provided by Channing to the Channing Fund. The Trustees discussed, among other things: the quality of advisory services (including research and recommendations with respect to portfolio securities), the process for formulating investment recommendations and assuring compliance with the Channing Fund’s investment objectives and limitations, the coordination of services for the Channing Fund among the Channing Fund’s service providers, and efforts to promote the Channing Fund and grow its assets. The Trustees considered Channing’s continuity of, and commitment to retain, qualified personnel, and Channing’s commitment to maintain its resources and systems. The Trustees considered Channing’s personnel, including the education and experience of the personnel. After considering the foregoing information and further information in the meeting materials provided by Channing (including Channing’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Channing were satisfactory and adequate for the Channing Fund.

15

Investment Advisory Agreement Approval (Unaudited)

2. Investment performance of the Channing Fund and Channing. In considering the investment performance of the Channing Fund and Channing, the Trustees compared the performance of the Channing Fund with the performance of funds in a peer group with similar objectives managed by other investment advisers, as well as with aggregated Morningstar category data. The Trustees also considered the consistency of Channing’s management of the Channing Fund with its investment objective, strategies, and limitations. When comparing the performance of the Channing Fund to that of other funds in the peer group, the Trustees noted that the Channing Fund’s performance for the one-year period ended December 31, 2023 was above the median and the Channing Fund’s performance for the since inception period ended December 31, 2023 was below the median. When considering the performance of the Channing Fund as compared to its Morningstar category, the Trustees noted that the Channing Fund’s performance was above the average and median for the one-year period ended December 31, 2023, and below the median for the since inception period. They also observed that the Channing Fund’s performance was above its benchmark index for the one-year and since inception periods. The Trustees also considered the performance of Channing’s separate accounts that were managed in a manner similar to that of the Channing Fund and they noted that the performance was very comparable and that any differences were reasonable in light of the circumstances. After reviewing and discussing the investment performance of the Channing Fund further, Channing’s experience managing the Channing Fund, Channing’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Channing Fund and Channing was satisfactory.

3. The costs of the services to be provided and profits to be realized by Channing from the relationship with the Channing Fund. In considering the costs of services to be provided and the profits to be realized by Channing from the relationship with the Channing Fund, the Trustees considered: (1) Channing’s financial condition; (2) the asset levels of the Channing Fund; (3) the overall expenses of the Channing Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Channing regarding its profits associated with managing the Channing Fund. The Trustees also considered potential benefits for Channing in managing the Channing Fund. The Trustees then compared the fees and expenses of the Channing Fund (including the management fee) to other comparable mutual funds. First, the Trustees compared the fees and expenses of the Channing Fund to those of other funds included in a custom peer group of funds with similar strategy and objective. The Trustees noted that the Channing Fund’s management fee was below the average and median for its peer group and the net expense ratio was also lower than the average and median. The Trustees then considered the fees and expenses of the Channing Fund as compared to other funds in its Morningstar category. They noted that the management fee was below the average and median of the category and the net expense ratio was also below the category average and median. The Trustees acknowledged the commitment of Channing to continue to limit the expenses of the Channing Fund under the same terms going forward. The Trustees considered the services provided to the Channing Fund in light of the advisory fees and the peer group fee data and concluded that the fee was within an acceptable range. The Trustees noted that the management fee was comparable to what Channing charges to its separate account clients who have investment strategies and objectives similar to the Channing Fund and similar asset levels. Based on the foregoing, the Board concluded that the fees to be paid to Channing by the Channing Fund and the profits to be realized by Channing, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Channing.

16

Investment Advisory Agreement Approval (Unaudited)

4. The extent to which economies of scale would be realized as the Channing Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Channing Fund’s investors. In this regard, the Board considered that while the management fee remained the same at all asset levels, the Channing Fund’s shareholders experienced benefits from the Channing Fund’s expense limitation arrangement. The Trustees noted that once the Channing Fund’s expenses fell below the cap set by the arrangement, the Channing Fund’s shareholders would continue to benefit from the economies of scale under the Channing Fund’s agreements with service providers other than Channing. In light of its ongoing consideration of the Channing Fund’s asset levels, expectations for growth in the Channing Fund, and fee levels, the Board determined that the Channing Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Channing.

5. Possible conflicts of interest and benefits to Channing. In considering Channing’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Channing Fund; the basis of decisions to buy or sell securities for the Channing Fund and/or Channing’s other accounts; and the substance and administration of Channing’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to potential conflicts of interest. The Trustees noted that Channing identified no other potential benefits (in addition to the management fee) to Channing. Based on the foregoing, the Board determined that the standards and practices of Channing relating to the identification and mitigation of potential conflicts of interest and the benefits that it derives from managing the Channing Fund are acceptable.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the continuation of the Channing Agreement.

17

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 565-1919 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Martin A. Burns Susan J. Templeton	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
Michael Wittke, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL DLA Piper LLP (US) One Atlantic Center 1201 West Peachtree Street, Suite 2900 Atlanta, Georgia 30309

INVESTMENT ADVISER Channing Capital Management, LLC 10 S. LaSalle Street, Suite 2401 Chicago, IL 60603	CUSTODIAN U.S. Bank, N.A. 425 Walnut Street Cincinnati, OH 45202

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

MDP Low Volatility Fund

Class I Shares – MDPLX

Financial Statements

July 31, 2024

Fund Adviser:

Millbank Dartmoor Portsmouth LLC

22 South Pack Square, Suite 401

Asheville, NC 28801

MDP Low Volatility Fund
Schedule of Investments
July 31, 2024 - (Unaudited)

EXCHANGE-TRADED FUNDS — 90.84%	Shares	Fair Value
SPDR® S&P 500® ETF Trust(a)(b)	1,675	$922,606
Total Exchange-Traded Funds (Cost $686,954)		922,606

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PUT OPTIONS PURCHASED —1.87%
SPDR S&P 500 ETF Trust(c)	16	$881,296	$550.00	October 2024	$18,976
Total Options Purchased (Cost $21,104)					18,976

	Shares	Fair Value
MONEY MARKET FUNDS - 0.82%
Federated Hermes Government Obligations Fund - Institutional Class, 5.19% (d)	8,319	$8,319
Total Money Market Funds (Cost $8,319)		8,319
Total Investments — 93.53% (Cost $716,377)		949,901
Other Assets in Excess of Liabilities — 6.47%		65,673
NET ASSETS — 100.00%		$1,015,574

(a)	All or a portion of the security is held as collateral for written options. As of July 31, 2024, the fair value of collateral held is $560,888.

(b)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of July 31, 2024, the percentage of net assets invested in SPDRR S&P 500R ETF was 90.84% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2024.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

MDP Low Volatility Fund
Schedule of Open Written Option Contracts
July 31, 2024 - (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN CALL OPTIONS — (0.79)%
SPDR S&P 500 ETF Trust(a)	(16)	$(881,296)	$569.00	September 2024	$(7,992)
WRITTEN PUT OPTIONS — (0.51)%
SPDR S&P 500 ETF Trust(a)	(16)	(881,296)	520.00	September 2024	(5,144)
Total Written Options (Premiums Received $12,448)					$(13,136)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

MDP Low Volatility Fund
Statement of Assets and Liabilities
July 31, 2024 - (Unaudited)

Assets
Investments in securities at fair value (cost $716,377) (Note 3)	$949,901
Cash	52,383
Cash held at broker for options contracts	341
Receivable for investments sold	33,551
Dividends receivable	37
Receivable from Adviser	36,320
Prepaid expenses	6,827
Total Assets	1,079,360
Liabilities
Options written, at fair value (premiums received $12,448)	13,136
Payable for investments purchased	23,168
Payable to affiliates (Note 4)	10,379
Other accrued expenses	17,103
Total Liabilities	63,786
Net Assets	$1,015,574
Net Assets consist of:
Paid-in capital	$885,054
Accumulated earnings	130,520
Net Assets	$1,015,574
Shares outstanding (unlimited number of shares authorized, no par value)	91,340
Net asset value, offering and redemption price per share (Note 2)	$11.12

See accompanying notes which are an integral part of these financial statements.

MDP Low Volatility Fund
Statement of Operations
For the six months ended July 31, 2024 - (Unaudited)

Investment Income
Dividend income	$6,105
Total investment income	6,105
Expenses
Administration fees (Note 4)	38,198
Compliance services fees (Note 4)	12,266
Legal fees	11,002
Audit and tax preparation fees	9,559
Transfer agent fees (Note 4)	8,169
Trustee fees	4,756
Printing and postage expenses	4,548
Custodian fees	2,940
Investment Adviser fees (Note 4)	2,926
Registration expenses	1,264
Interest expense	1,128
Miscellaneous expense	15,501
Total expenses	112,257
Fees contractually waived and expenses reimbursed by Adviser (Note 4)	(105,028)
Net operating expenses	7,229
Net investment loss	(1,124)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	13,330
Written options	(20,021)
Purchased options	(20,302)
Change in unrealized appreciation (depreciation) on:
Investment securities	108,412
Written options	(697)
Purchased options	(2,481)
Net realized and change in unrealized gain on investments	78,241
Net increase in net assets resulting from operations	$77,117

See accompanying notes which are an integral part of these financial statements.

MDP Low Volatility Fund
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended January
	July 31, 2024	31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(1,124)	$492
Net realized loss on written options and purchased options	(26,993)	(50,081)
Net change in unrealized appreciation of investment securities, written options and purchased options	105,234	137,717
Net increase in net assets resulting from operations	77,117	88,128
Distributions to shareholders from Earnings Class I (Note 2)	—	(14,534)
Total distributions	—	(14,534)
Capital Transactions - Class I:
Proceeds from shares sold	87,787	24,949
Reinvestment of distributions	—	14,534
Amount paid for shares redeemed	(40,044)	(17)
Net increase in net assets resulting from capital transactions	47,743	39,466
Total Increase in Net Assets	124,860	113,060
Net Assets
Beginning of period	890,714	777,654
End of period	$1,015,574	$890,714
Share Transactions - Class I:
Shares sold	8,252	2,506
Shares issued in reinvestment of distributions	—	1,425
Shares redeemed	(3,743)	(2)
Net increase in shares	4,509	3,929

See accompanying notes which are an integral part of these financial statements.

MDP Low Volatility Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the Six			For the
	Months		For the	Period
	Ended		Year Ended	Ended
	July 31,		January 31,	January 31,
	2024		2024	2023 (a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.26		$9.38	$10.00
Investment operations:
Net investment income (loss)	(0.01)		0.01	0.01
Net realized and unrealized gain (loss)	0.87		1.04	(0.40)
Total from investment operations	0.86		1.05	(0.39)
Less distributions to shareholders from:
Net investment income	—		—	(0.02)
Net realized gains	—		(0.17)	(0.21)
Total distributions	—		(0.17)	(0.23)
Net asset value, end of period	$11.12		$10.26	$9.38
Total Return(b)	8.38	% (c)	11.22%	(3.84	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,016		$891	$778
Ratio of net expenses to average net assets(d)	1.48	% (e)	1.48%	1.43	% (e)
Ratio of expenses to average net assets before waiver and reimbursement	23.00	% (e)	27.52%	54.62	% (e)
Ratio of net investment income (loss) to average net assets	(0.23	)% (e)	0.06%	0.12	% (e)
Portfolio turnover rate	1	% (c)	—%	—	% (c)

(a)	For the period March 31, 2022 (commencement of operations) to January 31, 2023.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	This ratio includes the impact of broker interest fees. If this cost had been excluded, the ratio of expenses to average net assets would have been 1.25% for the six months ended July 31, 2024, January 31, 2024 and the period ended January 31, 2023.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

MDP Low Volatility Fund

Notes to the Financial Statements

July 31, 2024 - (Unaudited)

NOTE 1. ORGANIZATION

The MDP Low Volatility Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund currently offers one class of shares, Class I. Class A shares have been approved by the Board, but are not yet available for purchase and are not being offered at this time. Inception date of the Fund was March 11, 2022. The Fund commenced operations on March 31, 2022. The Fund’s investment adviser is Millbank Dartmoor Portsmouth LLC (the “Adviser”). The investment objective of the Fund is to seek capital appreciation and mitigate volatility by combining index investments and index options to capture long-term, risk adjusted returns.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information by July 24, 2024. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

MDP Low Volatility Fund

Notes to the Financial Statements (continued)

July 31, 2024 - (Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are

MDP Low Volatility Fund

Notes to the Financial Statements (continued)

July 31, 2024 - (Unaudited)

reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Purchased/Written Option Contracts – The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes the Fund to equity price risk.

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2024, and the effect of derivative instruments on the Statement of Operations for the six months ended July 31, 2024.

MDP Low Volatility Fund

Notes to the Financial Statements (continued)

July 31, 2024 - (Unaudited)

As of July 31, 2024:

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments in securities at fair value		$18,976
Written Options		Written options,at fair value	(13,136)

For the six months ended July 31, 2024:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on investment securities	$(20,302)	$(2,481)
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	(20,021)	(697)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended July 31, 2024:

Average Ending Monthly
Derivatives	Fair Value(a)
Purchased Options	$9,557
Written Options	(9,414)

(a)	Average based on the 6 months during the period that had activity.

MDP Low Volatility Fund

Notes to the Financial Statements (continued)

July 31, 2024 - (Unaudited)

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2024:

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Written Options	$13,136	$—	$13,136	$(13,136)	$—	$—

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●        Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

MDP Low Volatility Fund

Notes to the Financial Statements (continued)

July 31, 2024 - (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●           Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued by the Valuation Designee at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most recent ask price. On the last business day of each month, the Cboe

MDP Low Volatility Fund

Notes to the Financial Statements (continued)

July 31, 2024 - (Unaudited)

Options Exchange (“Cboe”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500® Index (SPX) option series. For month end valuations of SPX, the Cboe adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Adviser as Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$922,606	$—	$—	$922,606
Put Options Purchased	—	18,976	—	18,976
Money Market Funds	8,319	—	—	8,319
Total	$930,925	$18,976	$—	$949,901

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$(7,992)	$—	$(7,992)
Written Put Options	—	(5,144)	—	(5,144)
Total	$—	$(13,136)	$—	$(13,136)

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

MDP Low Volatility Fund

Notes to the Financial Statements (continued)

July 31, 2024 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.60% of the average daily net assets of the Fund.

The Adviser has entered into an expense limitation agreement where it has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2025 so that Total Annual Fund Operating Expenses does not exceed 1.25%.This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Funds Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses.

Each Fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of the repayments. For the six months ended July 31, 2024, the Adviser waived fees and reimbursed expenses totaling $105,028. As of July 31, 2024, the Adviser may seek repayment of investment advisory fees waivers and expense reimbursement as follows:

Recoverable Through
January 31, 2026	233,084
January 31, 2027	214,037
July 31, 2027	105,028

MDP Low Volatility Fund

Notes to the Financial Statements (continued)

July 31, 2024 - (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

The officers and one trustee of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2024.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2024, purchases and sales of investment securities, other than short-term investments, were $13,661 and $81,983, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$236,253
Gross unrealized depreciation	(3,416)
Net unrealized appreciation on investments	$232,837
Tax cost of investments	$703,929

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to straddle deferrals.

MDP Low Volatility Fund

Notes to the Financial Statements (continued)

July 31, 2024 - (Unaudited)

The tax character of distributions paid for the fiscal year ended January 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$14,534
Total distributions paid	$14,534

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$53,040
Unrealized appreciation on investments	363
Total accumulated earnings	$53,403

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At July 31, 2024, an unaffiliated person owned 59.68% of the outstanding shares of the Fund. As a result, an unaffiliated person may be deemed to control the Fund.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure, except as noted below.

The Board determined on August 23, 2024 that closing and liquidating the Fund was in the best interest of the Fund’s shareholders. The Fund is no longer accepting purchase orders for its shares, and it will close effective as of September 24, 2024.

Investment Advisory Agreement Approval (Unaudited)

At a meeting held on March 20, 2024, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “MDP Agreement”) between Valued Advisers Trust (the “Trust”) and Millbank Dartmoor Portsmouth LLC (“MDP”) with respect to the MDP Low Volatility Fund (the “MDP Fund”). MDP provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities as summarized in a memorandum from his firm, including the factors to be considered, and the application of those factors to MDP and the MDP Agreement. In assessing the factors and reaching its decision, the Board took into consideration information furnished by MDP and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the MDP Agreement, including: (i) reports regarding the services and support provided to the MDP Fund by MDP; (ii) quarterly assessments of the investment performance of the MDP Fund; (iii) commentary on the reasons for the performance; (iv) presentations by MDP addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the MDP Fund and MDP; (vi) disclosure information contained in the Trust’s registration statement and MDP’s Form ADV; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the MDP Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about MDP, including its financial information; a description of its personnel and the services it provides to the MDP Fund; information on MDP’s investment advice and performance; summaries of the MDP Fund’s expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the MDP Fund; and (c) the benefits to be realized by MDP from its relationship with the MDP Fund. The Board did not identify any particular information that was most relevant to its consideration of the MDP Agreement and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by MDP. In this regard, the Board considered MDP’s responsibilities under the MDP Agreement. The Trustees considered the services being provided by MDP to the MDP Fund. The Trustees discussed, among other things: the quality of advisory services (including research and recommendations with respect to portfolio securities), the process for formulating investment recommendations and assuring compliance with the MDP Fund’s investment objectives and limitations, the coordination of services for the MDP Fund among the MDP Fund’s service providers, and efforts to promote the MDP Fund and grow its assets. The Trustees considered MDP’s continuity of, and commitment to retain, qualified personnel, and MDP’s commitment to maintain its resources and systems. The Trustees considered MDP’s personnel, including the education and experience of the personnel. The Trustees also considered MDP’s commitment to reinstate its liability insurance coverage. After considering the foregoing information and further information in the meeting materials provided by MDP (including MDP’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by MDP were satisfactory and adequate for the MDP Fund.

2. Investment performance of the MDP Fund and MDP. In considering the investment performance of the MDP Fund and MDP, the Trustees compared the performance of the MDP Fund with the performance of funds in a peer group with similar objectives managed by other investment

Investment Advisory Agreement Approval (Unaudited)

advisers, as well as with aggregated Morningstar category data. The Trustees also considered the consistency of MDP’s management of the MDP Fund with its investment objective, strategies, and limitations. When comparing the performance of the MDP Fund to that of other funds in the peer group, the Trustees noted that the MDP Fund’s performance for the one-year and since inception periods ended December 31, 2023 was below the median. When considering the performance of the MDP Fund as compared to its Morningstar category, the Trustees noted that the MDP Fund’s performance was above the average and below the median for the one-year period ended December 31, 2023, and equal to the median for the since inception period. They also observed that the MDP Fund’s performance was below its benchmark index for the one-year and since inception periods. The Trustees also considered the performance of MDP’s separate accounts that were managed in a manner similar to that of the MDP Fund and they noted that the performance of the separate accounts was higher than that of the MDP Fund. They noted that the difference was reasonable in light of the circumstances. After reviewing and discussing the investment performance of the MDP Fund further, MDP’s experience managing the MDP Fund, MDP’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the MDP Fund and MDP was satisfactory.

3. The costs of the services to be provided and profits to be realized by MDP from the relationship with the MDP Fund. In considering the costs of services to be provided and the profits to be realized by MDP from the relationship with the MDP Fund, the Trustees considered: (1) MDP’s financial condition; (2) the asset levels of the MDP Fund; (3) the overall expenses of the MDP Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by MDP regarding its profits associated with managing the MDP Fund. The Trustees considered MDP’s representation that it has the financial resources available to support the services provided to the MDP Fund during the renewal term. They also expressed concern regarding the low level of assets in the MDP Fund. The Trustees also considered potential benefits for MDP in managing the MDP Fund. The Trustees then compared the fees and expenses of the MDP Fund (including the management fee) to other comparable mutual funds. First, the Trustees compared the fees and expenses of the MDP Fund to those of other funds included in a custom peer group of funds with similar strategy and objective. The Trustees noted that the MDP Fund’s management fee was below the average and median for its peer group and the net expense ratio was higher than the average and median. The Trustees then considered the fees and expenses of the MDP Fund as compared to other funds in its Morningstar category. They noted that the management fee was below the average and median of the category and the net expense ratio was above the category average and median. The Trustees acknowledged the commitment of MDP to continue to limit the expenses of the MDP Fund going forward. The Trustees considered the services provided to the MDP Fund in light of the advisory fees and the peer group fee data and concluded that the fee was within an acceptable range. The Trustees noted that the management fee was higher than what MDP charges to its separate account clients who have investment strategies and objectives similar to the MDP Fund and determined the difference to be reasonable due to the differing costs associated with managing the MDP Fund. Based on the foregoing, the Board concluded that the fees to be paid to MDP by the MDP Fund and the profits to be realized by MDP, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by MDP.

4. The extent to which economies of scale would be realized as the MDP Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the MDP Fund’s investors. In this regard, the Board considered that while the management fee remained the same at

Investment Advisory Agreement Approval (Unaudited)

all asset levels, the MDP Fund’s shareholders experienced benefits from the MDP Fund’s expense limitation arrangement. The Trustees noted that once the MDP Fund’s expenses fell below the cap set by the arrangement, the MDP Fund’s shareholders would continue to benefit from the economies of scale under the MDP Fund’s agreements with service providers other than MDP. In light of its ongoing consideration of the MDP Fund’s asset levels, expectations for growth in the MDP Fund, and fee levels, the Board determined that the MDP Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by MDP.

5. Possible conflicts of interest and benefits to MDP. In considering MDP’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the MDP Fund; the basis of decisions to buy or sell securities for the MDP Fund and/or MDP’s other accounts; and the substance and administration of MDP’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to potential conflicts of interest. The Trustees noted that MDP identified the ability to launch additional products as a potential benefit (in addition to the management fee) to MDP. Based on the foregoing, the Board determined that the standards and practices of MDP relating to the identification and mitigation of potential conflicts of interest and the benefits that it derives from managing the MDP Fund are acceptable.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the continuation of the MDP Agreement for an additional 90-day period from April 1, 2024 to June 30, 2024.

Investment Advisory Agreement Approval (Unaudited)

At a meeting held on May 29-30, 2024, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “MDP Agreement”) between Valued Advisers Trust (the “Trust”) and Millbank Dartmoor Portsmouth LLC (“MDP”) with respect to the MDP Low Volatility Fund (the “MDP Fund”). MDP provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities as summarized in a memorandum from his firm, including the factors to be considered, and the application of those factors to MDP and the MDP Agreement. In assessing the factors and reaching its decision, the Board took into consideration information furnished by MDP and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the MDP Agreement, including: (i) reports regarding the services and support provided to the MDP Fund by MDP; (ii) quarterly assessments of the investment performance of the MDP Fund; (iii) commentary on the reasons for the performance; (iv) presentations by MDP addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the MDP Fund and MDP; (vi) disclosure information contained in the Trust’s registration statement and MDP’s Form ADV; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the MDP Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about MDP, including its financial information; a description of its personnel and the services it provides to the MDP Fund; information on MDP’s investment advice and performance; summaries of the MDP Fund’s expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the MDP Fund; and (c) the benefits to be realized by MDP from its relationship with the MDP Fund.

The Board did not identify any particular information that was most relevant to its consideration of the MDP Agreement and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by MDP. In this regard, the Board considered MDP’s responsibilities under the MDP Agreement. The Trustees considered the services being provided by MDP to the MDP Fund. The Trustees discussed, among other things: the quality of advisory services (including research and recommendations with respect to portfolio securities), the process for formulating investment recommendations and assuring compliance with the MDP Fund’s investment objectives and limitations, the coordination of services for the MDP Fund among the MDP Fund’s service providers, and efforts to promote the MDP Fund and grow its assets. The Trustees considered MDP’s continuity of, and commitment to retain, qualified personnel, and MDP’s commitment to maintain its resources and systems. The Trustees considered MDP’s personnel, including the education and experience of the personnel. The Trustees also considered that MDP’s reinstated its liability insurance coverage, and that MDP took steps to address various deficiencies noted in a recent SEC exam. After considering the foregoing information and further information in the meeting materials provided by MDP (including MDP’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by MDP were satisfactory and adequate for the MDP Fund.

2. Investment performance of the MDP Fund and MDP. In considering the investment performance of the MDP Fund and MDP, the Trustees compared the performance of the MDP Fund

Investment Advisory Agreement Approval (Unaudited)

with the performance of funds in a peer group with similar objectives managed by other investment advisers, as well as with aggregated Morningstar category data. The Trustees also considered the consistency of MDP’s management of the MDP Fund with its investment objective, strategies, and limitations. When comparing the performance of the MDP Fund to that of other funds in the peer group, the Trustees noted that the MDP Fund’s performance for the one-year and since inception periods ended December 31, 2023 was below the median. When considering the performance of the MDP Fund as compared to its Morningstar category, the Trustees noted that the MDP Fund’s performance was above the average and below the median for the one-year period ended December 31, 2023, and equal to the median for the since inception period. They also observed that the MDP Fund’s performance was below its benchmark index for the one-year and since inception periods, as well as for the three-month period ended March 31, 2024. The Trustees also considered the performance of MDP’s separate accounts that were managed in a manner similar to that of the MDP Fund and they noted that the performance of the separate accounts was higher than that of the MDP Fund. They noted that the difference was reasonable in light of the circumstances. After reviewing and discussing the investment performance of the MDP Fund further, MDP’s experience managing the MDP Fund, MDP’s historical performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the MDP Fund and MDP was satisfactory.

3. The costs of the services to be provided and profits to be realized by MDP from the relationship with the MDP Fund. In considering the costs of services to be provided and the profits to be realized by MDP from the relationship with the MDP Fund, the Trustees considered: (1) MDP’s financial condition; (2) the asset levels of the MDP Fund; (3) the overall expenses of the MDP Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by MDP regarding its profits associated with managing the MDP Fund. The Trustees considered MDP’s representation that it has the financial resources available to support the services provided to the MDP Fund during the renewal term. They also expressed concern regarding the low level of assets in the MDP Fund. The Trustees also considered potential benefits for MDP in managing the MDP Fund. The Trustees then compared the fees and expenses of the MDP Fund (including the management fee) to other comparable mutual funds. First, the Trustees compared the fees and expenses of the MDP Fund to those of other funds included in a custom peer group of funds with similar strategy and objective. The Trustees noted that the MDP Fund’s management fee was below the average and median for its peer group and the net expense ratio was higher than the average and median. The Trustees then considered the fees and expenses of the MDP Fund as compared to other funds in its Morningstar category. They noted that the management fee was below the average and median of the category and the net expense ratio was above the category average and median. The Trustees acknowledged the commitment of MDP to continue to limit the expenses of the MDP Fund going forward. The Trustees considered the services provided to the MDP Fund in light of the advisory fees and the peer group fee data and concluded that the fee was within an acceptable range. The Trustees noted that the management fee was higher than what MDP charges to its separate account clients who have investment strategies and objectives similar to the MDP Fund and determined the difference to be reasonable due to the differing costs associated with managing the MDP Fund. Based on the foregoing, the Board concluded that the fees to be paid to MDP by the MDP Fund and the profits to be realized by MDP, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by MDP.

Investment Advisory Agreement Approval (Unaudited)

4. The extent to which economies of scale would be realized as the MDP Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the MDP Fund’s investors. In this regard, the Board considered that while the management fee remained the same at all asset levels, the MDP Fund’s shareholders experienced benefits from the MDP Fund’s expense limitation arrangement. The Trustees noted that once the MDP Fund’s expenses fell below the cap set by the arrangement, the MDP Fund’s shareholders would continue to benefit from the economies of scale under the MDP Fund’s agreements with service providers other than MDP. In light of its ongoing consideration of the MDP Fund’s asset levels, expectations for growth in the MDP Fund, and fee levels, the Board determined that the MDP Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by MDP.

5. Possible conflicts of interest and benefits to MDP. In considering MDP’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the MDP Fund; the basis of decisions to buy or sell securities for the MDP Fund and/or MDP’s other accounts; and the substance and administration of MDP’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to potential conflicts of interest. The Trustees noted that MDP identified the ability to launch additional products as a potential benefit (in addition to the management fee) to MDP. Based on the foregoing, the Board determined that the standards and practices of MDP relating to the identification and mitigation of potential conflicts of interest and the benefits that it derives from managing the MDP Fund are acceptable.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the continuation of the MDP Agreement for an additional nine-month period from July 30, 2024 to March 31, 2025.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 914-3344 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES

Andrea N. Mullins, Chairperson

Ira P. Cohen

Martin A. Burns

Susan J. Templeton

OFFICERS

Matthew J. Miller, Principal Executive Officer and

    President

Zachary P. Richmond, Principal Financial Officer and

    Treasurer

Michael Wittke, Chief Compliance Officer

Carol J. Highsmith, Vice President and Secretary

INVESTMENT ADVISER

Millbank Dartmoor Portsmouth LLC

22 South Pack Square, Suite 401

Asheville, NC 28801

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

DLA Piper LLP (US)

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, Georgia 30309

CUSTODIAN

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER

AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Regan Floating Rate MBS ETF (MBSF)
NYSE Arca, Inc.

FINANCIAL STATEMENTS

JULY 31, 2024

TABLE OF CONTENTS

SCHEDULE OF INVESTMENTS	2
STATEMENT OF ASSETS AND LIABILITIES	5
STATEMENT OF OPERATIONS	6
STATEMENT OF CHANGES IN NET ASSETS	7
FINANCIAL HIGHLIGHTS	8
NOTES TO FINANCIAL STATEMENTS	9
INVESTMENT ADVISORY AGREEMENT APPROVAL	14

Regan Floating Rate MBS ETF
Schedule of Investments
July 31, 2024 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 85.71%	Amount	Fair Value
Fannie Mae REMIC, Series 68, Class FB, 5.96%, 10/25/2032	$39,750	$39,516
Fannie Mae REMIC, Series 64, Class FS, 6.85%, 7/25/2033	49,690	50,391
Fannie Mae REMIC, Series 81, Class FE, 5.96%, 9/25/2033	47,424	47,224
Fannie Mae REMIC, Series 40, Class FY, 5.91%, 5/25/2034	1,057,002	1,050,754
Fannie Mae REMIC, Series 25, Class PF, 5.81%, 4/25/2035	101,501	100,226
Fannie Mae REMIC, Series 45, Class FM, 5.86%, 6/25/2036	121,981	120,615
Fannie Mae REMIC, Series 81, Class FB, 5.81%, 9/25/2036	832,448	821,722
Fannie Mae REMIC, Series 88, Class AF, 5.92%, 9/25/2036	116,960	115,717
Fannie Mae REMIC, Series 101, Class FA, 5.88%, 10/25/2036	968,147	956,735
Fannie Mae REMIC, Series 108, Class FB, 5.76%, 11/25/2036	560,065	555,864
Fannie Mae REMIC, Series 92, Class OF, 6.03%, 9/25/2037	122,538	120,851
Fannie Mae REMIC, Series 102, Class FA, 6.03%, 11/25/2037	62,750	62,299
Fannie Mae REMIC, Series 16, Class KF, 6.26%, 3/25/2038	115,612	114,151
Fannie Mae REMIC, Series 68, Class FC, 6.43%, 8/25/2038	933,186	942,263
Fannie Mae REMIC, Series 38, Class FC, 6.01%, 6/25/2040	131,147	130,150
Fannie Mae REMIC, Series 2010-141 FB, 5.93%, 12/25/2040	1,079,049	1,065,602
Fannie Mae REMIC, Series 70, Class FA, 5.91%, 7/25/2042	951,317	937,941
Fannie Mae REMIC, Series 122, Class FM, 5.86%, 11/25/2042	1,344,908	1,320,701
Fannie Mae REMIC, Series 118, Class FB, 5.98%, 12/25/2043	165,401	163,039
Fannie Mae REMIC, Series 2, Class FB, 5.86%, 2/25/2046	160,630	154,333
Fannie Mae REMIC, Series 25, Class FL, 5.96%, 5/25/2046	1,332,428	1,312,043
Fannie Mae REMIC, Series 91, Class AF, 5.86%, 12/25/2046	65,971	65,758
Fannie Mae REMIC, Series 106, Class EF, 5.96%, 1/25/2047	1,913,383	1,887,159
Fannie Mae REMIC, Series 79, Class FB, 5.71%, 10/25/2047	148,296	147,258
Fannie Mae REMIC, Series 36, Class FD, 5.71%, 6/25/2048	154,687	153,348
Fannie Mae REMIC, Series 15, Class FA, 5.96%, 4/25/2049	50,546	49,740
Fannie Mae REMIC, Series 38, Class CF, 5.91%, 7/25/2049	1,342,426	1,316,759
Fannie Mae REMIC, Series 33, Class FB, 5.91%, 7/25/2049	321,058	314,910
Fannie Mae REMIC, Series 43, Class FD, 5.86%, 8/25/2049	727,280	712,819
Fannie Mae REMIC, 5.91%, 10/25/2049	1,107,656	1,088,333
Fannie Mae REMIC, Series 67, Class FB, 5.91%, 11/25/2049	51,667	50,726
Fannie Mae REMIC, Series 81, Class QF, 5.96%, 12/25/2049	2,386,452	2,349,325
Fannie Mae REMIC, Series 37, Class FH, 5.86%, 1/25/2050	206,452	202,527
Fannie Mae REMIC, Series 81, Class FJ, 5.96%, 1/25/2050	1,477,835	1,454,660
Fannie Mae REMIC, Series 12, Class FL, 5.91%, 3/25/2050	795,183	774,431
Fannie Mae REMIC, Series 37, Class FG, 5.76%, 8/25/2050	333,786	328,064
Fannie Mae REMIC, Series 41, Class GF, 5.96%, 3/25/2053	4,713,686	4,679,329
Fannie Mae REMIC, Series 4, Class FB, 6.00%, 3/25/2053	2,013,224	1,987,141
Fannie Mae REMIC, Series 41, Class FG, 5.96%, 8/25/2059	123,531	121,376
Freddie Mac REMIC, Series 2481, Class FE, 6.45%, 3/15/2032	48,329	48,804
Freddie Mac REMIC, Series 3969, Class AF, 5.90%, 10/15/2033	866,153	859,702
Freddie Mac REMIC, Series 2733, Class FB, 6.05%, 10/15/2033	51,580	51,606
Freddie Mac REMIC, Series 3305, Class BF, 5.77%, 7/15/2034	319,500	315,304
Freddie Mac REMIC, Series 3067, Class FA, 5.80%, 11/15/2035	933,204	920,973

The accompanying notes are an integral part of these financial statements.

2

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2024 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 85.71%	Amount	Fair Value
Freddie Mac REMIC, Series 3155, Class PF, 5.80%, 5/15/2036	$815,658	$805,747
Freddie Mac REMIC, Series 3153, Class FX, 5.80%, 5/15/2036	131,486	129,970
Freddie Mac REMIC, Series 3222, Class KF, 5.85%, 9/15/2036	224,718	221,121
Freddie Mac REMIC, Series 3284, Class CF, 5.82%, 3/15/2037	259,239	255,190
Freddie Mac REMIC, Series 3455, Class FG, 6.35%, 6/15/2038	956,525	961,845
Freddie Mac REMIC, Series 5335, Class FB, 6.15%, 10/15/2039	190,306	190,356
Freddie Mac REMIC, Series 3639, Class FC, 6.20%, 2/15/2040	167,142	167,157
Freddie Mac REMIC, Series 3666, Class FC, 6.18%, 5/15/2040	155,681	153,831
Freddie Mac REMIC, Series 3740, Class DF, 5.93%, 10/15/2040	108,811	107,324
Freddie Mac REMIC, Series 3759, Class FB, 5.95%, 11/15/2040	318,675	314,680
Freddie Mac REMIC, Series 3997, Class FJ, 5.90%, 1/15/2041	254,006	250,751
Freddie Mac REMIC, Series 3930, Class KF, 5.95%, 9/15/2041	3,376,043	3,340,691
Freddie Mac REMIC, Series 4116, Class LF, 5.75%, 10/15/2042	1,704,489	1,664,696
Freddie Mac REMIC, Series 4122, Class FP, 5.85%, 10/15/2042	65,084	63,975
Freddie Mac REMIC, Series 4240, Class FA, 5.95%, 8/15/2043	167,704	165,041
Freddie Mac REMIC, Series 4255, Class GF, 5.80%, 9/15/2043	74,600	73,331
Freddie Mac REMIC, Series 4286, Class VF, 5.90%, 12/15/2043	125,494	123,460
Freddie Mac REMIC, Series 4281, Class LF, 5.95%, 12/15/2043	1,261,936	1,244,511
Freddie Mac REMIC, Series 4587, Class AF, 5.80%, 6/15/2046	88,723	88,334
Freddie Mac REMIC, Series 4614, Class FK, 5.95%, 9/15/2046	3,053,375	3,005,216
Freddie Mac REMIC, Series 4792, Class FA, 5.75%, 5/15/2048	1,060,209	1,030,939
Freddie Mac REMIC, Series 4826, Class KF, 5.75%, 9/15/2048	53,356	52,064
Freddie Mac REMIC, Series 4852, Class BF, 5.85%, 12/15/2048	672,410	659,547
Freddie Mac REMIC, Series 4913, Class UF, 5.90%, 3/15/2049	1,505,106	1,477,087
Freddie Mac REMIC, Series 4903, Class NF, 5.86%, 8/25/2049	51,344	50,383
Freddie Mac REMIC, Series 4959, Class JF, 5.91%, 3/25/2050	684,299	669,088
Freddie Mac REMIC, Series 4990, Class FN, 5.81%, 5/25/2050	709,522	692,422
Freddie Mac REMIC, Series 4981, Class JF, 5.86%, 6/25/2050	1,281,792	1,254,427
Freddie Mac REMIC, Series 5270, Class FH, 6.30%, 6/25/2052	845,102	823,737
Freddie Mac REMIC, Series 5396, Class HF, 6.30%, 4/25/2054	259,839	261,670
Freddie Mac REMIC, Series 4851, Class KF, 5.85%, 8/15/2057	2,086,947	2,039,638
Freddie Mac Strips, Series 240, Class F22, 5.80%, 7/15/2036	147,682	145,821
Freddie Mac Strips, Series 271, Class F5, 5.95%, 8/15/2042	57,771	56,933
Freddie Mac Strips, Series 272, Class F1, 5.95%, 8/15/2042	92,081	90,754
Freddie Mac Strips, Series 280, Class F1, 5.95%, 9/15/2042	92,946	91,597
Freddie Mac Strips, Series 359, Class F3, 5.90%, 10/15/2047	1,868,816	1,826,251
Government National Mortgage Association, Series 46, Class MF, 5.84%, 5/16/2034	82,355	82,300
Government National Mortgage Association, Series 70, Class FH, 5.86%, 7/20/2034	611,458	609,549
Government National Mortgage Association, Series 78, Class FA, 5.91%, 12/16/2037	991,378	988,067
Government National Mortgage Association, Series 79, Class FA, 5.91%, 12/20/2037	1,563,466	1,561,112

The accompanying notes are an integral part of these financial statements.

3

Regan Floating Rate MBS ETF
Schedule of Investments (Continued)
July 31, 2024 (Unaudited)

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 85.71%	Amount	Fair Value
Government National Mortgage Association, Series 3, Class FA, 5.91%, 1/20/2038	$1,289,747	$1,285,976
Government National Mortgage Association, Series 66, Class UF, 6.44%, 8/16/2039	101,232	102,265
Government National Mortgage Association, Series 153, Class LF, 5.69%, 7/16/2041	254,628	250,214
Government National Mortgage Association, Series 161, Class GF, 5.76%, 11/20/2045	64,382	62,962
Government National Mortgage Association, Series 1, Class EF, 5.76%, 1/20/2048	1,120,900	1,091,162
Government National Mortgage Association, Series 138, Class FB, 5.76%, 10/20/2048	2,052,087	2,001,242
Government National Mortgage Association, Series 35, Class GF, 5.91%, 3/20/2049	1,398,111	1,377,786
Government National Mortgage Association, Series 31, Class GF, 5.91%, 3/20/2049	119,715	117,895
Government National Mortgage Association, Series 197, Class LF, 6.04%, 11/20/2052	475,781	471,746
Government National Mortgage Association, Series 111, Class FD, 6.34%, 8/20/2053	189,280	189,071
Total Collateralized Mortgage Obligations (Cost $64,368,536)		64,803,121

U.S. GOVERNMENT & AGENCIES — 9.22%
United States Treasury Bill, 5.08%, 8/13/2024(a)	2,000,000	1,996,481
United States Treasury Bill, 5.27%, 9/10/2024(a)	5,000,000	4,970,695
Total U.S. Government & Agencies (Cost $6,967,320)		6,967,176

Total Investments — 94.93% (Cost $71,335,856)		71,770,297
Other Assets in Excess of Liabilities — 5.07%		3,831,112
NET ASSETS — 100.00%		$75,601,409

(a)	Rate disclosed is the seven day effective yield as of July 31, 2024.

REMIC - Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

4

Regan Floating Rate MBS ETF
Statement of Assets and Liabilities
July 31, 2024 (Unaudited)

Assets
Investments in securities, at fair value (cost $71,335,856) (Note 3)	$71,770,297
Cash	5,770,022
Dividends and interest receivable	135,558
Total Assets	77,675,877

Liabilities
Payable for investments purchased	2,058,742
Payable to Adviser (Note 4)	15,726
Total Liabilities	2,074,468
Net Assets	$75,601,409

Net Assets consist of:
Paid-in capital	75,057,553
Accumulated earnings	543,856
Net Assets	$75,601,409
Shares outstanding (unlimited number of shares authorized, no par value)	2,975,000
Net asset value, offering and redemption price per share (Note 2)	$25.41

The accompanying notes are an integral part of these financial statements.

5

Regan Floating Rate MBS ETF
Statement of Operations
For the Period Ended July 31, 2024(a) (Unaudited)

Investment Income
Interest income	$1,171,483
Total investment income	1,171,483

Expenses
Investment Adviser fees (Note 4)	97,615
Net operating expenses	97,615

Net investment income	1,073,868

Net Realized and Change in Unrealized Gain on Investments
Net realized gain on investment securities	74,057
Change in unrealized appreciation on investment securities	434,441
Net realized and change in unrealized gain on investment securities	508,498

Net increase in net assets resulting from operations	$1,582,366

(a)	For the period February 27, 2024 (commencement of operations) to July 31, 2024.

The accompanying notes are an integral part of these financial statements.

6

Regan Floating Rate MBS ETF
Statement of Changes in Net Assets

For the
Period Ended
July 31,
2024(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,073,868
Net realized gain on investment securities	74,057
Change in unrealized appreciation on investment securities	434,441
Net increase in net assets resulting from operations	1,582,366

Distributions to Shareholders from Earnings	(1,038,510)

Capital Transactions
Proceeds from shares sold	75,057,553
Net increase in net assets resulting from capital transactions	75,057,553

Total Increase in Net Assets	75,601,409

Net Assets
Beginning of period	—
End of period	$75,601,409

Share Transactions
Shares sold	2,975,000
Net increase in shares outstanding	2,975,000

(a)	For the period February 27, 2024 (commencement of operations) to July 31, 2024.

The accompanying notes are an integral part of these financial statements.

7

Regan Floating Rate MBS ETF
Financial Highlights

(For a share outstanding during the period)

	For the
	Period
	Ended
	July 31,
	2024(a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$25.00

Investment operations:
Net investment income	0.50
Net realized and unrealized gain on investments	0.40
Total from investment operations	0.90

Less distributions to shareholders from:
Net investment income	(0.49)
Total distributions	(0.49)

Net asset value, end of period	$25.41
Market price, end of period	$25.51

Total Return(b)	3.62	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$75,601
Ratio of expenses to average net assets	0.49	% (d)
Ratio of net investment income to average net assets	5.37	% (d)
Portfolio turnover rate(e)	18	% (c)

(a)	For the period February 27, 2024 (commencement of operations) to July 31, 2024.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

8

Regan Floating Rate MBS ETF
Notes to Financial Statements
July 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Regan Floating Rate MBS ETF (the “Fund”) was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended diversified series of Valued Advisers Trust (the “Trust”) and commenced operations on February 27, 2024. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Regan Capital, LLC (the “Adviser”). The investment objective of the Fund is current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”): The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholders reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended July 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the period ended July 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and

9

Regan Floating Rate MBS ETF
Notes to Financial Statements (Continued)
July 31, 2024 (Unaudited)

interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute all or substantially all of its investment income and any realized net capital gains monthly. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by the Adviser as “Valuation Designee” under the oversight of the Board, by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is

10

Regan Floating Rate MBS ETF
Notes to Financial Statements (Continued)
July 31, 2024 (Unaudited)

a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$64,803,121	$—	$64,803,121
U.S. Government & Agencies	—	6,967,176	—	6,967,176
Total	$—	$71,770,297	$—	$71,770,297

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. The Fund is obligated to pay the Adviser a unitary fee computed and accrued daily and paid monthly at an annual rate of 0.49% of the Fund’s average daily net assets. Pursuant to the Agreement, the Adviser shall pay all operating expenses of the Fund, including the compensation and expenses of any employees of the Fund and of any other persons rendering any services to the Fund; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws, including expenses incurred by the Fund in connection with the organization and initial registration of shares of the Fund; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, Administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost

11

Regan Floating Rate MBS ETF
Notes to Financial Statements (Continued)
July 31, 2024 (Unaudited)

of preparing and distributing reports and notices to shareholders; the cost of printing or preparing prospectuses and statements of additional information for delivery to shareholders; the cost of printing or preparing stock certificates, if any, or any other documents, statements or reports to shareholders; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares, excluding expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act; and all other operating expenses not specifically assumed by the Fund.

In the event that the Adviser pays or assumes any expenses of the Trust not required to be paid or assumed by the Adviser under this Agreement, the Adviser shall not be obligated hereby to pay or assume the same or any similar expense in the future; provided, that nothing herein contained shall be deemed to relieve the Adviser of any obligation to the Funds under any separate agreement or arrangement between the parties. For the period ended July 31, 2024, the Adviser earned a fee of $97,615 from the Fund. At July 31, 2024, the Fund owed the Adviser $15,726.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Northern Lights Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2024, purchases and sales of investment securities, other than short-term investments, were $71,837,329 and $7,545,183, respectively.

For the period ended July 31, 2024, there were no purchases and sales of long-term U.S. government obligations.

For the period ended July 31, 2024, there were no purchases and sales for in-kind transactions.

For the period ended July 31, 2024, the Fund had in-kind net realized gains of $0.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge

12

Regan Floating Rate MBS ETF
Notes to Financial Statements (Continued)
July 31, 2024 (Unaudited)

to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended July 31, 2024, the Fund received $8,500 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At July 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$455,660
Gross unrealized depreciation	(21,219)
Net unrealized appreciation on investments	$434,441
Tax cost of investments	$71,335,856

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

13

Regan Floating Rate MBS ETF
Investment Advisory Agreement Approval (Unaudited)

At a meeting held on December 11-12, 2023, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (the “Regan Agreement”) between Valued Advisers Trust (the “Trust”) and Regan Capital, LLC (“Regan”) with respect to the Regan Floating Rate MBS ETF (the “Regan ETF”). Regan provided written information to the Board to assist the Board in its considerations.

The Board discussed the proposed contractual arrangements between Regan and the Trust with respect to the Regan ETF. Trust counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to Regan. The Trustees considered the information provided for their review in advance of the meeting, which included, among other things, a letter from counsel to Regan, Regan’s response to that letter, financial information relating to Regan, and Regan’s Form ADV. The Board did not identify any particular information that was most relevant to its consideration to approve the Regan Agreement and each Trustee may have afforded different weight to the various factors.

1.       The nature, extent, and quality of the services to be provided by Regan. In this regard, the Board considered responsibilities that Regan would have under the Regan Agreement. The Trustees considered the services proposed to be provided by Regan to the Regan ETF, including without limitation: Regan’s procedures for formulating investment recommendations and assuring compliance with the Regan ETF’s investment objectives and limitations; the efforts of Regan during the Regan ETF’s start-up phase, its anticipated coordination of services for the Regan ETF among the Regan ETF’s service providers, and its anticipated efforts to promote the Regan ETF and grow its assets. The Trustees considered Regan’s continuity of, and commitment to retain, qualified personnel and Regan’s commitment to maintain and enhance its resources and systems, and Regan’s cooperation with the Board and Counsel for the Regan ETF. The Trustees considered Regan’s personnel, including the education and experience of Regan’s personnel and Regan’s compliance program, policies and procedures. With regard to Regan’s compliance program, the Trustees reflected upon their discussion with the Trust’s CCO regarding needed enhancements and improvements, as well as Regan’s willingness to commit time and resources to implementing such recommendations. After considering the foregoing information and further information in the Meeting materials provided by Regan (including Regan’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services proposed to be provided by Regan will be satisfactory and adequate for the Regan ETF.

2.       Investment Performance of the Regan ETF and Regan. The Board noted that the Regan ETF had not commenced operations and thus did not have investment performance information to review. The Trustees reviewed information regarding the performance of Regan’s accounts with a strategy similar to the Regan ETF. The Board reflected upon their discussions with personnel of Regan, a review of such persons’ background and qualifications, and the anticipated implementation of the Regan ETF’s investment strategies. After reviewing the information provided, the Board concluded, in light of the foregoing factors, that the investment performance of Regan was satisfactory.

3.       The costs of the services to be provided and profits to be realized by Regan from the relationship with the Regan ETF. In this regard, the Board considered: the financial condition of Regan and the level of commitment to the Regan ETF and Regan by the principals of Regan; the projected asset levels of the Regan ETF; Regan’s payment of startup costs for the Regan ETF; and the overall anticipated expenses of the Regan ETF, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for Regan in managing the Regan ETF. The Board compared the expected fees and expenses of the Regan ETF (including the management fee) to other funds included in its expected Morningstar category and its custom peer group. They noted that the Regan ETF’s proposed management fee was above the category average and median, and the expected net expense ratio was also above the category average and median. They also noted that the proposed management fee was above the peer group average and equal to the peer group median, and the expected net expense ratio was lower than the peer group average and equal to the median. The Board also acknowledged the proposed “unitary fee” structure, by which Regan would pay the majority of the Regan ETF’s expenses. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Regan by the Regan ETF were fair and reasonable in light of the services to be provided.

14

Regan Floating Rate MBS ETF
Investment Advisory Agreement Approval (Unaudited) (Continued)

4.       The extent to which economies of scale would be realized as the Regan ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Regan ETF’s investors. In this regard, the Board considered the Regan ETF’s fee arrangements with Regan. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that Regan would be paying most of the expenses of the Regan ETF. Following further discussion of the Regan ETF’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Regan ETF’s fee arrangements with Regan were fair and reasonable in relation to the nature and quality of the services to be provided by Regan.

5.       Possible conflicts of interest and benefits to Regan. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Regan ETF; the basis of decisions to buy or sell securities for the Regan ETF and/or Regan’s other accounts; the substance and administration of Regan’s code of ethics and other relevant policies described in Regan’s Form ADV. With respect to benefits to Regan (in addition to the fees under the Regan Agreement), the Board noted that Regan expects that its relationship with the Regan ETF will allow Regan to further leverage the investment and distribution capabilities of the firm, building economies of scale. Following further consideration and discussion, the Board determined that Regan’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory and the anticipated benefits to be realized by Regan from managing the Regan ETF were acceptable.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the Regan Agreement.

15

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Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (844) 988-6273 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES
Andrea N. Mullins, Chairperson
Ira P. Cohen
Martin A. Burns
Susan J. Templeton

OFFICERS
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
Michael Wittke, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary

INVESTMENT ADVISER
Regan Capital, LLC
300 Crescent Court, Suite 1760
Dallas, TX 75201

DISTRIBUTOR
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
DLA Piper LLP (US)
One Atlantic Center
1201 West Peachtree Street, Suite 2900
Atlanta, GA 30309

CUSTODIAN AND TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

ADMINISTRATOR AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC Member FINRA/SIPC

Summitry Equity Fund

GGEFX

Financial Statements

July 31, 2024

Summitry LLC

919 E. Hillsdale Boulevard, Suite 150

Foster City, CA 94404

(866) 954-6682

Summitry Equity Fund
Schedule of Investments
July 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.34%
Communications — 18.00%
Alphabet, Inc., Class A	25,559	$4,384,391
Meta Platforms, Inc., Class A	7,797	3,702,250
Netflix, Inc. (a)	2,124	1,334,615
Universal Music Group NV - ADR	151,840	1,796,267
Walt Disney Co. (The)	19,333	1,811,309
		13,028,832
Consumer Discretionary — 22.72%
Amazon.com, Inc.(a)	20,941	3,915,548
CarMax, Inc.(a)	35,318	2,982,252
Lowe’s Companies, Inc.	11,159	2,739,646
Ross Stores, Inc.	16,006	2,292,539
Starbucks Corp.	16,445	1,281,888
Ulta Beauty, Inc.(a)	8,857	3,231,831
		16,443,704
Financials — 12.44%
Berkshire Hathaway, Inc., Class B(a)	6,403	2,807,716
Charles Schwab Corp. (The)	39,800	2,594,562
Moody’s Corp.	3,190	1,456,171
Wells Fargo & Co.	36,142	2,144,666
		9,003,115
Health Care — 4.13%
Agilent Technologies, Inc.	21,129	2,987,641

Industrials — 7.09%
Carrier Global Corp.	25,961	1,768,204
GXO Logistics, Inc.(a)	29,679	1,661,430
Old Dominion Freight Line, Inc.	8,094	1,701,197
		5,130,831
Technology — 33.96%
Fiserv, Inc.(a)	25,737	4,209,802
Mastercard, Inc., Class A	7,019	3,254,780
Microsoft Corp.	3,663	1,532,416
Nintendo Co. Ltd. - ADR	170,175	2,334,801
Salesforce.com, Inc.	8,083	2,091,880
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	27,193	4,508,599
Visa, Inc., Class A	13,207	3,508,704
Zebra Technologies Corp., Class A(a)	8,960	3,146,662
		24,587,644
Total Common Stocks (Cost $44,581,520)		71,181,767

See accompanying notes which are an integral part of these financial statements.

1

Summitry Equity Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 1.65%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 5.26%(b)	1,193,713	$1,193,713
Total Money Market Funds (Cost $1,193,713)		1,193,713

Total Investments — 99.99% (Cost $45,775,233)		72,375,480
Other Assets in Excess of Liabilities — 0.01%		8,425
NET ASSETS — 100.00%		$72,383,905

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

2

Summitry Equity Fund
Statement of Assets and Liabilities
July 31, 2024 (Unaudited)

Assets
Investments in securities at fair value (cost $45,775,233) (Note 3)	$72,375,480
Receivable for fund shares sold	49,821
Dividends receivable	25,032
Prepaid expenses	17,725
Total Assets	72,468,058
Liabilities
Payable for fund shares redeemed	300
Payable to Adviser (Note 4)	54,434
Payable to affiliates (Note 4)	11,905
Payable to Trustees	975
Other accrued expenses	16,539
Total Liabilities	84,153
Net Assets	$72,383,905
Net Assets consist of:
Paid-in capital	$40,548,108
Accumulated earnings	31,835,797
Net Assets	$72,383,905
Shares outstanding (unlimited number of shares authorized, no par value)	2,979,453
Net asset value (“NAV”), offering and redemption price per share (Note 2)	$24.29

See accompanying notes which are an integral part of these financial statements.

3

Summitry Equity Fund
Statement of Operations
For the period ended July 31, 2024 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $23,552)	$295,175
Total investment income	295,175
Expenses
Investment Adviser fees (Note 4)	360,235
Administration (Note 4)	32,348
Fund accounting fees (Note 4)	14,004
Registration expenses	12,811
Legal fees	12,025
Transfer agent fees (Note 4)	9,945
Audit and tax preparation fees	9,252
Compliance service fees (Note 4)	6,988
Custodian fees	5,360
Printing and postage expenses	4,501
Trustee fees	3,814
Insurance expenses	2,057
Miscellaneous	12,840
Total expenses	486,180
Fees contractually waived by Adviser (Note 4)	(35,782)
Net operating expenses	450,398
Net investment loss	(155,223)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	3,362,228
Net change in unrealized appreciation of investment securities	3,839,564
Net realized and change in unrealized gain on investments	7,201,792
Net increase in net assets resulting from operations	$7,046,569

See accompanying notes which are an integral part of these financial statements.

4

Summitry Equity Fund
Statements of Changes in Net Assets

	For the Six	For the Year
	Months Ended	Ended January 31,
	July 31, 2024	2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(155,223)	$(261,319)
Net realized gain on investment securities transactions	3,362,228	6,432,277
Net change in unrealized appreciation of investment securities	3,839,564	6,517,744
Net increase in net assets resulting from operations	7,046,569	12,688,702
Distributions to Shareholders (Note 2)
Earnings	—	(5,291,128)
Total distributions	—	(5,291,128)
Capital Transactions
Proceeds from shares sold	2,466,990	5,232,409
Reinvestment of distributions	—	5,291,128
Amount paid for shares redeemed	(5,971,296)	(9,993,306)
Net increase (decrease) in net assets resulting from capital transactions	(3,504,306)	530,231
Total Increase in Net Assets	3,542,263	7,927,805
Net Assets
Beginning of period	68,841,642	60,913,837
End of period	$72,383,905	$68,841,642
Share Transactions
Shares sold	103,805	253,203
Shares issued in reinvestment of distributions	—	257,601
Shares redeemed	(251,483)	(481,092)
Net increase (decrease) in shares outstanding	(147,678)	29,712

See accompanying notes which are an integral part of these financial statements.

5

Summitry Equity Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended January 31,
	Months
	Ended July
	31, 2024
	(Unaudited)		2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$22.01		$19.67	$25.21	$21.60	$19.19	$16.97
Investment operations:
Net investment income (loss)	(0.05)		(0.08)	(0.09)	(0.16)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments	2.33		4.22	(2.52)	5.54	2.48	2.72
Total from investment operations	2.28		4.14	(2.61)	5.38	2.41	2.74
Less distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.03)
Net realized gains	—		(1.80)	(2.93)	(1.77)	—	(0.49)
Total distributions	—		(1.80)	(2.93)	(1.77)	—	(0.52)
Net asset value, end of period	$24.29		$22.01	$19.67	$25.21	$21.60	$19.19
Total Return(a)	10.36	%(b)	21.71%	(9.38)%	24.72%	12.56%	16.15%
Ratios and Supplemental
Data:
Net assets, end of period (000 omitted)	$72,384		$68,842	$60,914	$72,807	$63,321	$60,960
Ratio of expenses to average net assets after expense waiver	1.25	%(c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before expense waiver	1.35	%(c)	1.35%	1.34%	1.31%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets after expense waiver	(0.43	)%(c)	(0.41)%	(0.45)%	(0.61)%	(0.36)%	0.11%
Portfolio turnover rate	8	%(b)	10.61%	22.53%	23.57%	23.21%	27.62%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Summitry Equity Fund
Notes to the Financial Statements
July 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

The Summitry Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”), and commenced operations on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Summitry LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially

7

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended July 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

8

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which

9

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

10

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$71,181,767	$—	$—	$71,181,767
Money Market Funds	1,193,713	—	—	1,193,713
Total	$72,375,480	$—	$—	$72,375,480

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2024, the Adviser earned a fee of $360,235 from the Fund before the waivers described below. At July 31, 2024, the Fund owed the Adviser $54,434.

The Adviser has contractually agreed to waive or limit its fees and to assume certain Fund operating expenses, until May 31, 2025, so that total annual operating expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds, closed-end funds and money market funds

11

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

that have their own expenses. For the six months ended July 31, 2024, the Adviser waived fees of $35,782.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of the repayment. As of July 31, 2024, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
January 31, 2025	$24,558
January 31, 2026	52,237
January 31, 2027	62,038
July 31, 2027	35,782

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended July 31, 2024.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting

12

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2024, purchases and sales of investment securities, other than short-term investments, were $5,348,236 and $8,469,612, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended July 31, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At July 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$26,929,111
Gross unrealized depreciation	(328,864)
Net unrealized appreciation on investments	$26,600,247
Tax cost of investments	$45,775,233

The tax character of distributions paid for the fiscal year ended January 31, 2024, the

Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Long-term capital gains	$5,291,128
Total distributions paid	$5,291,128

At January 31, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$2,083,106
Accumulated capital and other losses	(54,561)
Unrealized appreciation on investments	22,760,683
Total accumulated earnings	$24,789,228

As of January 31, 2024, the Fund had deferred Qualified Later Year Ordinary losses of $54,561.

13

Summitry Equity Fund
Notes to the Financial Statements (continued)
July 31, 2024 (Unaudited)

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2024, the Fund had 33.96% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 954-6682 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Martin A. Burns Susan J. Templeton	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and
    President
Zachary P. Richmond, Principal Financial Officer and
    Treasurer
Michael Wittke, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL DLA Piper LLP (US) One Atlantic Center 1201 West Peachtree Street, Suite 2900 Atlanta, Georgia 30309

INVESTMENT ADVISER Summitry LLC 919 E. Hillsdale Boulevard, Suite 150 Foster City, CA 94404	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not aplicable – disclosed with annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	10/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	10/7/2024

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer
Date:	10/7/2024